As filed with the Securities and Exchange                      File No. 2-51739
Commission on August 1, 2000                                   File No. 811-2514

________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A
________________________________________________________________________________
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-Effective Amendment No. 57

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 42

                               Aetna Variable Fund
                              --------------------

                       (d/b/a Aetna Growth and Income VP)
                       ----------------------------------

             151 Farmington Avenue TS31, Hartford, Connecticut 06156
             -------------------------------------------------------
                                 (860) 275-3252

                            Michael Gioffre, Counsel
          10 State House Square SH11, Hartford, Connecticut 06103-3602
                     (Name and Address of Agent for Service)

________________________________________________________________________________
It is proposed that this filing will become effective:


              X         immediately upon filing pursuant to paragraph (b)
           --------

                                  PARTS A AND B

The Prospectus and Statement of Additional Information are incorporated into Parts A and B, respectively, of this Post-Effective Amendment No. 57 by reference to the Fund's filing under Rule 497(j) under the Securities Act of 1933, as filed on May 1, 2000.

The Supplement to the Prospectus is incorporated into Part A of this Post-Effective Amendment No. 57 by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 333-05173), as filed on August 1, 2000.

The Supplement to the Statement of Additional Information is incorporated into Part B of this Post-Effective Amendment No. 57 by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A (File No. 333-05173), as filed on August 1, 2000.

                                     PART C

                                OTHER INFORMATION
                                -----------------

Item 23. Exhibits

           (a.1)        Charter (Declaration of Trust)(1)
           (a.2)        Amendment to Declaration of Trust of Aetna Variable Fund (Registrant)(2)
           (b)          Amended and Restated Bylaws (adopted by Board of Trustees September 13, 1994)(1)
           (c)          Instruments Defining Rights of Holders(3)
           (d)          Investment Advisory Agreement between Aeltus Investment Management, Inc. (Aeltus) and the Registrant(4)
           (e)          Form of Underwriting Agreement between the Registrant and Aetna Investment Services, Inc. (AISI)
           (f)          Directors' Deferred Compensation Plan(2)
           (g)          Custodian Agreement between the Registrant and
                        Mellon Bank, N. A.(1)
           (h.1)        Administrative Services Agreement between Aeltus and the Registrant(2)
           (h.2)        License Agreement(5)
           (i)          Opinion and Consent of Counsel
           (j)          Consent of Independent Auditors
           (k)          Not applicable
           (l)          Not applicable
           (m)          Not applicable
           (n)          Not applicable
           (o)          Not applicable
           (p.1)        Aeltus Code of Ethics(6)
           (p.2)        Aetna Mutual Funds Code of Ethics(6)
           (q.1)        Power of Attorney (November 6, 1998)(7)
           (q.2)        Authorization for Signatures(8)


1. Incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement on Form N-1A (File No. 2-51739), as filed with the Securities and Exchange Commission (SEC) on April 25, 1996.
2. Incorporated by reference to Post-Effective Amendment No. 53 to Registration Statement on Form N-1A (File No. 2-51739), as filed with the SEC on April 27, 1998.
3. Incorporated by reference to Post-Effective Amendment No. 50 to Registration Statement on Form N-1A (File No. 2-51739), as with the SEC on June 7, 1996.

4. Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form N-1A (File No. 2-51739), as filed with the SEC on April 25, 2000.
5. Incorporated by reference to Post-Effective Amendment No. 52 to Registration Statement on Form N-1A (File No. 2-51739), as filed with the SEC on April 11, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on July 31, 2000.
7. Incorporated by reference to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A (File No. 33-12723), as filed with the SEC on March 10, 1999.
8. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-1A (File No. 333-05173), as filed with the SEC on September 26, 1997.

Item 24. Persons Controlled by or Under Common Control
------------------------------------------------------

              Registrant is a Massachusetts business trust for which separate financial statements are filed. As of June 30, 2000 Aetna Life Insurance and Annuity Company (Aetna), and its affiliates, owned 97.69% of Registrant's outstanding voting securities, through direct ownership or through one of Aetna's separate accounts.

              Aetna is an indirect wholly owned subsidiary of Aetna Inc.

              A list of all persons directly or indirectly under common control with the Registrant and a list which indicates the principal business of each such company referenced in the diagram are incorporated herein by reference to Item 26 of the Registration Statement on Form N-4 (File No. 333-37448), as filed with the SEC on May 19, 2000.

Item 25. Indemnification
------------------------

              Article 5.3 of the Registrant's Amendment to Declaration of Trust, incorporated herein by reference to Exhibit (a.1) of this Post-Effective Amendment, provides indemnification for the Registrant's trustees and officers. In addition, the Registrant's trustees and officers are covered under a directors and officers errors and omissions liability insurance policy issued by ICI Mutual Insurance Company, which expires October 1, 2002.

              Section XI.B of the Administrative Services Agreement, incorporated herein by reference to Exhibit (h.1) of this Post-Effective Amendment, provides for indemnification of Aeltus, the Administrator.

Item 26. Business and Other Connections of Investment Adviser
-------------------------------------------------------------

              The investment adviser, Aeltus, is registered as an investment adviser with the Securities and Exchange Commission. In addition to serving as the investment adviser and administrator for the Registrant, Aeltus acts as the investment adviser and administrator for Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna Generation Portfolios, Inc., Aetna GET Fund, Aetna Variable Portfolios, Inc., and Aetna Series Fund, Inc. (all management investment companies registered under the Investment Company Act of 1940 (1940 Act)). Aeltus also acts as the investment adviser to certain private accounts.

              The following table summarizes the business connections of the directors and principal officers of the investment adviser.

-------------------------------------------------------------------------------------------------------------------------
Name                           Positions and Offices            Other Principal Position(s) Held
----                           with Investment Adviser          Since Dec. 31, 1997/Addresses*
                               -----------------------          ------------------------------
-------------------------------------------------------------------------------------------------------------------------
John Y. Kim                    Director, President, Chief       Director, President and Chief Investment
                               Executive Officer, Chief         Officer (since May 2000) - Aetna; Director
                               Investment Officer               (February 1995 - March 1998) - Aetna;
                                                                Director, President, Chief Executive Officer,
                                                                Chief Investment Officer (since May 1996) -
                                                                Aeltus Trust Company; Senior Vice President
                                                                (September 1994 - May 2000) - Aetna.

J. Scott Fox                   Director, Managing Director,     Vice President (April 1997 - April 1998) -
                               Chief Operating Officer, Chief   Aetna Retirement Services, Inc.; Director and
                               Financial Officer                Senior Vice President (March 1997 - February
                                                                1998) - Aetna.

Thomas J. McInerney            Director                         Director (since February 1998) and President
                                                                (since August 1997) - Aetna Retirement
                                                                Services, Inc.; Director and President
                                                                (September 1997 - May 2000) - Aetna;
                                                                Executive Vice President (since August 1997)
                                                                - Aetna Inc.

Catherine H. Smith             Director                         Director (since March 1999), Senior Vice
                                                                President (since April 1999), Chief Financial
                                                                Officer (since February 1998) - Aetna
                                                                Retirement Services, Inc.; Director, Senior
                                                                Vice President and Chief Financial Officer
                                                                (since February 1998) - Aetna; Vice President,
                                                                Strategy, Finance and Administration,
                                                                Financial Relations (September 1996 -
                                                                February 1998) - Aetna Inc.
Stephanie A. DeSisto           Vice President

Brian K. Kawakami              Vice President, Chief
                               Compliance Officer

Neil Kochen                    Managing Director,
                               Chief Investment Officer,
                               Equity Investments

Frank Litwin                   Managing Director,
                               Retail Marketing and
                               Sales

-------------------------------------------------------------------------------------------------------------------------
Name                           Positions and Offices            Other Principal Position(s) Held
----                           with Investment Adviser          Since Dec. 31, 1997/Addresses*
                               -----------------------          ------------------------------
-------------------------------------------------------------------------------------------------------------------------
L. Charles Meythaler           Managing Director,
                               Institutional Marketing
                               and Sales

James Sweeney                  Managing Director,
                               Fixed Income
                               Investments

* Except with respect to Mr. McInerney and Ms. Smith, the principal business address of each person named is 10 State House Square, Hartford, Connecticut 06103-3602. The address of Mr. McInerney and Ms. Smith is 151 Farmington Avenue, Hartford, Connecticut 06156.

Item 27. Principal Underwriters
-------------------------------

     (a) In addition to serving as the principal underwriter for the Registrant, AISI also acts as the principal underwriter for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Balanced VP, Inc., Aetna GET Fund and Aetna Generation Portfolios, Inc. (all management investment companies registered under the 1940 Act).

     (b) The following are the directors and principal officers of the
         Underwriter:

         Name and Principal            Positions and Offices with Principal            Positions and Offices
         Business Address*                        Underwriter                              with Registrant
         ------------------            ------------------------------------            ---------------------
         Maureen M. Gillis             Director and President                          None
         Allan Baker                   Director and Senior Vice President              None
         Robert L. Francis             Director and Senior Vice President              None
         Marie Augsberger              Senior Vice President                           None
         Steven A. Haxton              Senior Vice President                           None
         Gary  J. Hegedus              Senior Vice President                           None
         Deborah Koltenuk              Vice President, Treasurer and Chief             None
                                       Financial Officer
         Therese Squillacote           Vice President and Chief Compliance Officer     None
         John F. Todd                  Corporate Secretary and Counsel                 None

     * The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

     (c) Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

              As required by Section 31(a) of the 1940 Act and the rules thereunder, the Registrant and its investment adviser, Aeltus, maintain physical possession of each account, book or other document, at 151 Farmington Avenue, Hartford, Connecticut 06156 and 10 State House Square, Hartford, Connecticut 06103-3602, respectively.

              Shareholder records of direct shareholders are maintained by the transfer agent, PFPC Inc., 4400 Computer Drive,
              Westborough, Massachusetts 01581.

Item 29. Management Services
----------------------------
              Not applicable.

Item 30. Undertakings
---------------------
              Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Aetna Variable Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Hartford, and State of Connecticut, on the 1st day of August, 2000.


                                                             AETNA VARIABLE FUND
                                                               Registrant

                                                           By  J. Scott Fox*
                                                               -----------------
                                                               J. Scott Fox
                                                               President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature                                     Title                                                              Date
---------                                     -----                                                              ----

J. Scott Fox*                                 President and Trustee                                       )
-------------------------------------------
J. Scott Fox                                  (Principal Executive Officer)                               )
                                                                                                          )

Albert E. DePrince, Jr.*                      Trustee                                                     )
-------------------------------------------
Albert E. DePrince, Jr.                                                                                   )
                                                                                                          )

Maria T. Fighetti*                            Trustee                                                     )
-------------------------------------------
Maria T. Fighetti                                                                                         )
                                                                                                          )

David L. Grove*                               Trustee                                                     )      August 1,
-------------------------------------------                                                                      2000
David L. Grove                                                                                            )
                                                                                                          )

John Y. Kim*                                  Trustee                                                     )
-------------------------------------------
John Y. Kim                                                                                               )
                                                                                                          )

Sidney Koch*                                  Trustee                                                     )
-------------------------------------------
Sidney Koch                                                                                               )
                                                                                                          )

Shaun P. Mathews*                             Trustee                                                     )
-------------------------------------------
Shaun P. Mathews                                                                                          )


                                                                                                          )
Corine T. Norgaard*                           Trustee                                                     )
-------------------------------------------
Corine T. Norgaard                                                                                        )
                                                                                                          )

Richard G. Scheide*                           Trustee                                                     )
-------------------------------------------
Richard G. Scheide                                                                                        )
                                                                                                          )

Stephanie A. DeSisto*                         Treasurer and Chief Financial Officer                       )
-------------------------------------------
Stephanie A. DeSisto                          (Principal Financial and Accounting Officer)                )

By:        /s/ Michael Gioffre
           -----------------------------------------------
          *Michael Gioffre
           Attorney-in-Fact

    *Executed pursuant to Power of Attorney dated November 6, 1998 and filed with the Securities and Exchange Commission on March 10, 1999.

                               Aetna Variable Fund
                                  EXHIBIT INDEX

   Exhibit No.        Exhibit                                                                   Page
   -----------        -------                                                                   ----
   99-(e)             Form of Underwriting Agreement between the Registrant and
                      Aetna Investment Services, Inc. (AISI)
                                                                                         --------------------

   99-(i)             Opinion and Consent of Counsel
                                                                                         --------------------

   99-(j)             Consent of Independent Auditors
                                                                                         --------------------